Note 3 - Segment Reporting (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Number of Operating Segments	2	2	2